UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-10349

        Nuveen Maryland Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         2/28/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Maryland Dividend Advantage Municipal Fund 2 (NZR)
	February 28, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Discretionary – 3.9% (2.6% of Total Investments)
$ 190	Baltimore, Maryland, Pollution Control Revenue Bonds, General Motors Corporation, Series 1993,	No Opt. Call	B–	$189,884
	5.350%, 4/01/08
1,200	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%,	9/16 at 100.00	AAA	1,316,172
	9/01/39 – XLCA Insured
310	Baltimore, Maryland, Subordinate Lien Convention Center Hotel Revenue Bonds, Series 2006B,	9/16 at 100.00	Ba1	331,272
	5.875%, 9/01/39
650	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference	12/16 at 100.00	N/R	659,230
	Center, Series 2006A, 5.000%, 12/01/31

2,350	Total Consumer Discretionary			2,496,558

	Consumer Staples – 2.6% (1.7% of Total Investments)
770	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	804,365
	Series 2002, 5.375%, 5/15/33
800	Tobacco Settlement Financing Corporation, Virgin Islands, Tobacco Settlement Asset-Backed	5/11 at 100.00	Baa3	812,200
	Bonds, Series 2001, 5.000%, 5/15/31

1,570	Total Consumer Staples			1,616,565

	Education and Civic Organizations – 20.4% (13.5% of Total Investments)
1,100	Anne Arundel County, Maryland, Economic Development Revenue Bonds, Community College Project,	9/12 at 102.00	A3	1,170,400
	Series 2002, 5.125%, 9/01/22
500	Frederick County, Maryland, Educational Facilities Revenue Bonds, Mount Saint Mary’s College,	9/16 at 100.00	BBB–	539,110
	Series 2006, 5.625%, 9/01/38
	Frederick County, Maryland, Educational Facilities Revenue Bonds, Mount St. Mary’s College,
	Series 2001A:
100	5.750%, 9/01/25	3/10 at 101.00	BBB–	104,757
100	5.800%, 9/01/30	3/10 at 101.00	BBB–	104,810
645	Hartford County, Maryland, Economic Development Revenue Bonds, Battelle Memorial Institute,	4/14 at 100.00	A+	690,221
	Series 2004, 5.250%, 4/01/34
250	Maryland Health and Higher Educational Facilities Authority, Educational Facilities Leasehold	7/08 at 102.00	BBB–	259,073
	Mortgage Revenue Bonds, McLean School, Series 2001, 6.000%, 7/01/31
415	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Bullis School,	1/11 at 101.00	AAA	438,667
	Series 2000, 5.250%, 7/01/30 – FSA Insured
500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Goucher College,	7/14 at 100.00	A–	528,285
	Series 2004, 5.125%, 7/01/34
1,250	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute	6/11 at 100.00	Baa1	1,306,475
	College of Art, Series 2001, 5.500%, 6/01/32
500	Maryland Industrial Development Financing Authority, Revenue Bonds, Our Lady of Good Counsel	5/15 at 100.00	N/R	539,260
	High School, Series 2005A, 6.000%, 5/01/35
590	Montgomery County Revenue Authority, Maryland, Lease Revenue Bonds, Montgomery College Arts	5/15 at 100.00	A1	636,828
	Center Project, Series 2005A, 5.000%, 5/01/18
500	Morgan State University, Maryland, Student Tuition and Fee Revenue Bonds, Academic Fees and	7/12 at 100.00	AAA	528,495
	Auxiliary Facilities, Series 2001, 4.900%, 7/01/21 – FGIC Insured
500	Morgan State University, Maryland, Student Tuition and Fee Revenue Bonds, Academic Fees and	7/13 at 100.00	AAA	534,235
	Auxiliary Facilities, Series 2003A, 5.000%, 7/01/20 – FGIC Insured
	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2001B:
1,580	4.375%, 4/01/17	4/11 at 100.00	AA	1,618,299
1,140	4.500%, 4/01/19	4/11 at 100.00	AA	1,169,207
1,000	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2003A,	4/13 at 100.00	AA	1,066,080
	5.000%, 4/01/19
650	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2006A,	10/16 at 100.00	AA	710,821
	5.000%, 10/01/22
950	Westminster, Maryland, Educational Facilities Revenue Bonds, McDaniel College, Series 2006,	11/16 at 100.00	BBB+	1,005,984
	5.000%, 11/01/31

12,270	Total Education and Civic Organizations			12,951,007

	Health Care – 25.4% (16.7% of Total Investments)
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Anne Arundel	7/08 at 101.00	AAA	1,025,170
	Medical Center, Series 1998, 5.125%, 7/01/33 – FSA Insured
775	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Calvert Memorial	7/14 at 100.00	A2	839,565
	Hospital, Series 2004, 5.500%, 7/01/36
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll County	7/12 at 100.00	Baa1	1,091,010
	General Hospital, Series 2002, 6.000%, 7/01/26
750	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Civista Medical	7/14 at 100.00	AA	784,395
	Center, Series 2005, 5.000%, 7/01/37 – RAAI Insured
715	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Doctors Community	7/17 at 100.00	Baa1	749,084
	Hospital, Series 2007A, 5.000%, 7/01/29
500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Frederick Memorial	7/12 at 100.00	Baa1	520,200
	Hospital, Series 2002, 5.125%, 7/01/35
650	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Greater Baltimore	7/11 at 100.00	A+	670,144
	Medical Center, Series 2001, 5.000%, 7/01/34
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Kennedy Krieger	7/13 at 100.00	Baa3	1,054,290
	Institute, Series 2003, 5.500%, 7/01/33
525	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health	7/14 at 100.00	A	555,041
	System, Series 2004A, 5.125%, 7/01/34
700	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health,	8/14 at 100.00	A3	752,451
	Series 2004, 5.375%, 8/15/24
1,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical	7/11 at 100.00	A–	1,578,765
	Center, Series 2001, 5.625%, 7/01/31
2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of	7/11 at 100.00	A	2,089,699
	Maryland Medical System, Series 2001, 5.250%, 7/01/28
1,700	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Western Maryland	7/16 at 100.00	AAA	1,818,354
	Health, Series 2006A, 5.000%, 7/01/34 – MBIA Insured (UB)
1,610	Montgomery County, Maryland, Economic Development Revenue Bonds, Trinity Healthcare Group,	12/11 at 100.00	Aa2	1,678,811
	Series 2001, 5.125%, 12/01/22
	Prince George’s County, Maryland, Revenue Bonds, Dimensions Health Corporation, Series 1994:
300	5.375%, 7/01/14	7/07 at 100.00	B3	278,364
700	5.300%, 7/01/24	7/07 at 100.00	B3	604,821

15,425	Total Health Care			16,090,164

	Housing/Multifamily – 9.5% (6.3% of Total Investments)
50	Maryland Community Development Administration, Insured Multifamily Housing Mortgage Loan	5/11 at 100.00	Aa2	51,394
	Revenue Bonds, Series 2001A, 5.100%, 5/15/28
3,145	Maryland Community Development Administration, Multifamily Development Revenue Bonds, Waters	12/11 at 100.00	Aaa	3,273,095
	Towers Senior Apartments, Series 2001F, 5.450%, 12/15/33 (Alternative Minimum Tax)
1,110	Maryland Community Development Administration, Multifamily Housing Revenue Bonds, Princess	12/11 at 100.00	Aaa	1,155,210
	Anne Apartments, Series 2001D, 5.450%, 12/15/33 (Alternative Minimum Tax)
1,000	Maryland Economic Development Corporation, Senior Lien Student Housing Revenue Bonds,	10/13 at 100.00	B1	1,007,600
	University of Maryland - Baltimore, Series 2003A, 5.625%, 10/01/23
520	Maryland Economic Development Corporation, Student Housing Revenue Refunding Bonds, University	6/16 at 100.00	AAA	556,754
	of Maryland College Park Projects, Series 2006, 5.000%, 6/01/33 – CIFG Insured

5,825	Total Housing/Multifamily			6,044,053

	Housing/Single Family – 5.8% (3.8% of Total Investments)
300	Maryland Community Development Administration, Department of Housing and Community	9/15 at 100.00	Aa2	310,011
	Development, Residential Revenue Bonds, Series 2006F, 4.900%, 9/01/26 (Alternative Minimum Tax)
1,000	Maryland Community Development Administration, Department of Housing and Community	3/16 at 100.00	Aa2	1,033,130
	Development, Residential Revenue Bonds, Series 2006I, 4.875%, 9/01/26 (Mandatory put 9/13/24)
	(Alternative Minimum Tax)
815	Maryland Community Development Administration, Department of Housing and Community	9/16 at 100.00	Aa2	840,689
	Development, Residential Revenue Bonds, Series 2006L, 4.900%, 9/01/31 (Alternative Minimum Tax)
865	Maryland Community Development Administration, Residential Revenue Bonds, Series 2001H,	9/10 at 100.00	Aa2	888,018
	5.350%, 9/01/32 (Alternative Minimum Tax)
600	Maryland Community Development Administration, Residential Revenue Bonds, Series 2006B,	9/15 at 100.00	Aa2	613,698
	4.750%, 9/01/25 (Alternative Minimum Tax)

3,580	Total Housing/Single Family			3,685,546

	Industrials – 1.8% (1.2% of Total Investments)
1,150	Northeast Maryland Waste Disposal Authority, Baltimore, Resource Recovery Revenue Bonds, RESCO	1/09 at 101.00	BBB	1,165,790
	Retrofit Project, Series 1998, 4.750%, 1/01/12 (Alternative Minimum Tax)

	Long-Term Care – 1.7% (1.1% of Total Investments)
300	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Edenwald, Series	7/16 at 100.00	N/R	316,152
	2006A, 5.400%, 1/01/31
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, King Farm
	Presbyterian Community, Series 2007A:
500	5.000%, 1/01/17	No Opt. Call	N/R	508,915
220	5.250%, 1/01/27	1/17 at 100.00	N/R	225,078

1,020	Total Long-Term Care			1,050,145

	Tax Obligation/General – 35.6% (23.4% of Total Investments)
750	Anne Arundel County, Maryland, General Obligation Bonds, Consolidated Water and Sewerage,	8/09 at 101.00	AA+	769,215
	Series 1999, 4.500%, 8/01/19
	Anne Arundel County, Maryland, General Obligation Bonds, Series 2006:
845	5.000%, 3/01/21	3/16 at 100.00	AA+	924,100
650	5.000%, 3/01/21	3/16 at 100.00	AA+	710,847
750	Baltimore, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2004A,	10/14 at 100.00	AAA	809,873
	5.000%, 10/15/22 – AMBAC Insured
300	Carroll County, Maryland, Consolidated Public Improvement Bonds, Series 2005A, 5.000%, 12/01/16	12/15 at 100.00	AA	330,039
	Cecil County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series 2001B:
975	4.600%, 8/01/18	8/11 at 101.00	AA–	1,015,979
1,020	4.600%, 8/01/19	8/11 at 101.00	AA–	1,061,086
750	Frederick County, Maryland, General Obligation Public Facilities Bonds, Series 2006,	No Opt. Call	AA	844,830
	5.000%, 11/01/20
200	Frederick County, Maryland, Special Obligation Bonds, Villages of Lake Linganore Community	7/10 at 102.00	AA	214,322
	Development Authority, Series 2001A, 5.700%, 7/01/29 – RAAI Insured
	Frederick, Maryland, General Obligation Bonds, Series 2005:
600	5.000%, 8/01/16 – MBIA Insured	8/15 at 100.00	AAA	656,136
500	5.000%, 8/01/17 – MBIA Insured	8/15 at 100.00	AAA	545,875
510	Frederick, Maryland, General Obligation Refunding and Improvement Bonds, Series 2001,	12/11 at 101.00	AA–	536,398
	4.750%, 12/01/19
1,000	Howard County, Maryland, Consolidated Public Improvement Bonds, Series 2004B, 5.000%, 8/15/16	2/14 at 100.00	AAA	1,082,530
1,000	Maryland, General Obligation Bonds, Series 2005, 5.000%, 8/01/17	8/15 at 100.00	AAA	1,095,530
4,730	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Refunding	10/11 at 101.00	AAA	5,069,565
	Bonds, Series 2001, 5.250%, 10/01/18
	Prince George’s County, Maryland, General Obligation Consolidated Public Improvement Bonds,
	Series 2001:
1,000	5.250%, 12/01/20 – FGIC Insured	12/11 at 101.00	AAA	1,076,530
2,820	5.250%, 12/01/21 – FGIC Insured	12/11 at 101.00	AAA	3,022,419
770	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001, 5.000%, 7/01/24 –	7/11 at 100.00	AAA	805,366
	FSA Insured
800	Washington Suburban Sanitary District, Montgomery and Prince George’s Counties, Maryland,	6/15 at 100.00	AAA	876,776
	Sewerage Disposal Bonds, Series 2005, 5.000%, 6/01/16
1,000	Washington Suburban Sanitary District, Montgomery and Prince George’s Counties, Maryland,	6/15 at 100.00	AAA	1,095,970
	Water Supply Bonds, Series 2005, 5.000%, 6/01/16

20,970	Total Tax Obligation/General			22,543,386

	Tax Obligation/Limited – 18.7% (12.3% of Total Investments)
625	Annapolis, Maryland, Special Obligation Bonds, Park Place Project, Series 2005A,	1/15 at 101.00	N/R	647,438
	5.350%, 7/01/34
605	Anne Arundel County, Maryland, Tax Increment Financing Revenue Bonds, Parole Town Center	No Opt. Call	N/R	612,393
	Project, Series 2002, 5.000%, 7/01/12
530	Baltimore Board of School Commissioners, Maryland, Revenue Bonds, City Public School System,	5/13 at 100.00	AA+	567,397
	Series 2003A, 5.000%, 5/01/15
	Baltimore County, Maryland, Certificates of Participation, Health and Social Services Building
	Project, Series 2001:
1,580	5.000%, 8/01/20	8/11 at 101.00	AA+	1,660,975
1,660	5.000%, 8/01/21	8/11 at 101.00	AA+	1,744,394
500	Baltimore, Maryland, Project Revenue Bonds, Series 2006, 5.000%, 7/01/31 – AMBAC Insured	7/16 at 100.00	AAA	538,430
350	Hyattsville, Maryland, Special Obligation Bonds, University Town Center Project, Series 2004,	7/14 at 102.00	N/R	373,006
	5.750%, 7/01/34
1,000	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Series 2002,	No Opt. Call	AA	1,135,970
	5.500%, 2/01/16
1,405	Maryland Economic Development Corporation, Lease Revenue Bonds, Department of Transportation	6/12 at 100.50	AA+	1,520,477
	Headquarters Building, Series 2002, 5.375%, 6/01/19
1,000	Montgomery County, Maryland, Special Obligation Bonds, West Germantown Development District,	7/12 at 101.00	AA	1,074,320
	Senior Series 2002A, 5.500%, 7/01/27 – RAAI Insured
270	Prince George’s County, Maryland, Special Obligation Bonds, National Harbor Project, Series	7/15 at 100.00	N/R	277,428
	2005, 5.200%, 7/01/34
475	Prince George’s County, Maryland, Special Tax District Bonds, Victoria Falls Project, Series	7/13 at 100.00	N/R	485,103
	2005, 5.250%, 7/01/35
1,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%,	No Opt. Call	AAA	1,185,450
	7/01/31 (WI/DD, Settling 3/06/07) – AMBAC Insured

11,000	Total Tax Obligation/Limited			11,822,781

	Transportation – 2.7% (1.8% of Total Investments)
	Maryland Health and Higher Educational Facilities Authority, Parking Facilities Revenue Bonds,
	Johns Hopkins Hospital, Series 2001:
650	5.000%, 7/01/27 – AMBAC Insured	7/11 at 100.00	AAA	677,086
1,000	5.000%, 7/01/34 – AMBAC Insured	7/11 at 100.00	AAA	1,038,030

1,650	Total Transportation			1,715,116

	U.S. Guaranteed – 19.9% (13.1% of Total Investments) (4)
1,500	Baltimore County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series	8/12 at 100.00	AAA	1,589,340
	2002, 5.000%, 8/01/18 (Pre-refunded 8/01/12)
1,500	Frederick County, Maryland, General Obligation Public Facilities Bonds, Series 2000, 5.200%,	12/10 at 101.00	AAA	1,597,515
	12/01/19 (Pre-refunded 12/01/10)
1,000	Frederick County, Maryland, General Obligation Public Facilities Bonds, Series 2002, 5.000%,	11/12 at 101.00	AA (4)	1,078,060
	11/01/20 (Pre-refunded 11/01/12)
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Collington
	Episcopal Life Care Community Inc., Series 2001A:
31	6.750%, 4/01/20 (Pre-refunded 4/01/09)	4/09 at 100.00	N/R (4)	32,579
25	6.750%, 4/01/23 (Pre-refunded 4/01/11)	4/11 at 101.00	N/R (4)	27,808
1,260	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Helix Health,	No Opt. Call	AAA	1,355,949
	Series 1997, 5.000%, 7/01/17 – AMBAC Insured (ETM)
1,175	Maryland Transportation Authority, Revenue Refunding Bonds, Transportation Facilities	No Opt. Call	AAA	1,341,110
	Projects, First Series 1978, 6.800%, 7/01/16 (ETM)
3,000	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A,	10/10 at 101.00	AAA	3,215,159
	5.500%, 10/01/40
1,230	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001, 5.000%, 7/01/24	7/11 at 100.00	AAA	1,299,347
	(Pre-refunded 7/01/11) – FSA Insured
1,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000,	7/10 at 100.00	AAA	1,076,340
	6.000%, 7/01/26 (Pre-refunded 7/01/10)

11,721	Total U.S. Guaranteed			12,613,207

	Utilities – 3.2% (2.1% of Total Investments)
1,000	Guam Power Authority, Revenue Bonds, Series 1999A, 5.250%, 10/01/34 – MBIA Insured	10/09 at 101.00	AAA	1,042,490
1,000	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995,	9/07 at 100.00	N/R	1,005,410
	7.400%, 9/01/19 (Alternative Minimum Tax)

2,000	Total Utilities			2,047,900

	Water and Sewer – 0.6% (0.4% of Total Investments)
355	Maryland Water Quality Financing Administration, Revolving Loan Fund Revenue Bonds, Series	No Opt. Call	AAA	390,110
	2005A, 5.000%, 9/01/15

$ 90,886	Total Investments (cost $92,289,277) – 151.8%			96,232,328

	Floating Rate Obligations – (1.8)%			(1,133,000)

	Other Assets Less Liabilities – 0.5%			283,671

	Preferred Shares, at Liquidation Value – (50.5)%			(32,000,000)

	Net Assets Applicable to Common Shares – 100%			$63,382,999

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard &
Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No.140.

At February 28, 2007, the cost of investments was $91,197,910.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2007, were as follows:

Gross unrealized:
Appreciation	$4,003,798
Depreciation	(102,316)

Net unrealized appreciation (depreciation) of investments	$3,901,482

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Maryland Dividend Advantage Municipal Fund 2

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         April 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         April 27, 2007

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        April 27, 2007

* Print the name and title of each signing officer under his or her signature.